SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	1 Months Ended	12 Months Ended
	May 31, 2021	Sep. 30, 2024 USD ($) shares	Sep. 30, 2024 MYR (RM) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2024 MYR (RM)
Property, Plant and Equipment [Line Items]
Non controlling interests		$ 39,745,938		$ 51,264,407
Net income attributable to non controlling interest		11,871,038		(311,497)
Net income attributable to non controlling interest		(11,871,038)		311,497
Maximum insurance coverage limit		60,000				RM 250,000
Cash and cash equivalents		495,939		2,524,957
Uninsured amount		164,045		2,032,346
Bad debt allowance		$ 122,988		101,947
Deposit original maturities days		91 days	91 days
Long term deposit original maturities days		1 year				1 year
Goodwill impairment loss		$ 22,204,224
Impairment charges		0		0
Service commitments		6,174,236		11,740,852	7,194,187
Deferred revenue		485,697		393,615
Research and development expenses		$ 85,670,072		294,641	292,579
Income tax examination		The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.	The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.
Income tax penalties and interest expense		$ 0		0	0
Advertising expense		107,000	RM 500,000
Service taxes		$ 633,881		$ 494,125	$ 262,816
Anti-dilutive shares | shares		0	0	0	0
One Eighty Holdings Ltd [Member]
Property, Plant and Equipment [Line Items]
Service tax rate		6.00%				6.00%
Minimum [Member]
Property, Plant and Equipment [Line Items]
Advertisers service fees		$ 5,000
Percentage of revenue from cash rebate services		0.30%	0.30%
Percentage of remaining revenue from cash rebate services		10.00%	10.00%
Percentage of service fee	1.50%
Percentage of commission rate	0.15%
Minimum [Member] | Advertising Design and Consultaion Services [Member]
Property, Plant and Equipment [Line Items]
Service commitments		$ 4,000
Minimum [Member] | Retail Shoppers [Member]
Property, Plant and Equipment [Line Items]
Percentage of revenue from cash rebate services		48.00%	48.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Advertisers service fees		$ 300,000
Percentage of revenue from cash rebate services		99.99%	99.99%
Percentage of remaining revenue from cash rebate services		52.00%	52.00%
Percentage of service fee	2.50%
Percentage of commission rate	0.35%
Maximum [Member] | Advertising Design and Consultaion Services [Member]
Property, Plant and Equipment [Line Items]
Service commitments		$ 85,000
Maximum [Member] | Retail Shoppers [Member]
Property, Plant and Equipment [Line Items]
Percentage of revenue from cash rebate services		90.00%	90.00%
One Eighty Ltd [Member]
Property, Plant and Equipment [Line Items]
Equity interest, percentage		49.00%		49.00%		49.00%